Fair Values of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Common stocks Level 1 USD ($)	Mar. 31, 2011 Common stocks Level 1 JPY (¥)	Mar. 31, 2010 Common stocks Level 1 JPY (¥)	Mar. 31, 2011 Government bonds Level 1 USD ($)	Mar. 31, 2011 Government bonds Level 1 JPY (¥)	Mar. 31, 2010 Government bonds Level 1 JPY (¥)	Mar. 31, 2011 Level 1 USD ($)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2010 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 Other Investments USD ($)	Mar. 31, 2011 Level 1 Other Investments JPY (¥)	Mar. 31, 2010 Level 1 Other Investments JPY (¥)	Mar. 31, 2011 Level 2 USD ($)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2010 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 Time deposits USD ($)	Mar. 31, 2011 Level 2 Time deposits JPY (¥)	Mar. 31, 2010 Level 2 Time deposits JPY (¥)	Mar. 31, 2011 Level 2 Other Investments USD ($)	Mar. 31, 2011 Level 2 Other Investments JPY (¥)	Mar. 31, 2010 Level 2 Other Investments JPY (¥)	Mar. 31, 2011 Level 3 USD ($)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2010 Level 3 JPY (¥)	Mar. 31, 2010 Level 3 Other Investments JPY (¥)	Mar. 31, 2011 Time deposits USD ($)	Mar. 31, 2011 Time deposits JPY (¥)	Mar. 31, 2010 Time deposits JPY (¥)	Mar. 31, 2011 Government bonds JPY (¥)	Mar. 31, 2011 Government bonds USD ($)	Mar. 31, 2010 Government bonds JPY (¥)	Mar. 31, 2011 Common stocks USD ($)	Mar. 31, 2011 Common stocks JPY (¥)	Mar. 31, 2010 Common stocks JPY (¥)	Mar. 31, 2011 Other Investments JPY (¥)	Mar. 31, 2011 Other Investments USD ($)	Mar. 31, 2010 Other Investments JPY (¥)
Assets
Cash equivalents	$ 9,475	¥ 787,850	¥ 747,144							$ 8,774	¥ 729,569	¥ 677,442				$ 701	¥ 58,281	¥ 69,702
Time deposits																			1,443	120,000	173,500								1,443	120,000	173,500
Marketable securities and other securities investments				11,548	960,229	852,775	37,609	3,127,170	2,654,829				455	37,842	37,296							6,484	539,109	370,933				13,134				3,127,170	37,609	2,654,829	11,548	960,229	852,775	576,951	6,939	421,363
Derivative financial instruments	5,019	417,306	368,993													4,877	405,524	349,556							142	11,782	19,437
Total	72,033	5,989,506	5,218,604							58,386	4,854,810	4,222,342				13,505	1,122,914	963,691							142	11,782	32,571
Liabilities
Derivative financial instruments	(2,649)	(220,271)	(272,729)													(2,589)	(215,283)	(259,184)							(60)	(4,988)	(13,545)
Total	$ (2,649)	¥ (220,271)	¥ (272,729)													$ (2,589)	¥ (215,283)	¥ (259,184)							$ (60)	¥ (4,988)	¥ (13,545)